OTHER LONG-TERM LIABILITIES	6 Months Ended
Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

(in thousands of $)	June 30, 2018	December 31, 2017
Unamortized sellers' credit	3,421	3,958
Obligations under capital leases - long-term portion	226,504	230,576
Other items	4	4
	229,929	234,538

The unamortized seller's credit is in respect of the five offshore support vessels on long-term bareboat charters to the Solstad Charterer.

In October 2015, the Company entered into agreements to charter-in two newbuilding container vessels on a bareboat basis, each for a period of 15 years from delivery by the shipyard, and to charter-out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The first vessel was delivered in December 2016 and the second vessel was delivered in March 2017. These two vessels are accounted for as direct financing lease assets. The Company's future minimum lease obligations under the non-cancellable lease are as follows:

Year ending December 31,	(in thousands of $)
2018 (remaining six months)	13,933
2019	25,054
2020	25,122
2021	25,054
2022	25,054
Thereafter	281,850
Total lease obligations	396,067
Less: imputed interest payable	(160,189)
Present value of obligations under capital lease	235,878
Less: current portion	(9,374)
Obligations under capital lease - long-term portion	226,504

Interest incurred on capital leases in the six months ended June 30, 2018 was $8.6 million (six months ended June 30, 2017: $7.1 million; year ended December 31, 2017: $16.0 million).